COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2013
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
Schedule of Future Minimum Lease Payments for Operating Leases
The Company and its subsidiaries lease office space and motor vehicles through operating leases. The facilities of the Company and its subsidiaries are leased for periods ending February 2019. Future minimum lease commitments under non-cancelable operating leases as of December 31, 2013 are as follows:

2014	$217
2015	78
2016	58
2017-2019	126

$479